Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (1.3%)
*	James Hardie Industries plc ADR	961,708	22,110
Canada (2.5%)
	Nutrien Ltd.	234,930	16,184
	National Bank of Canada	129,596	15,442
	Canadian Natural Resources Ltd.	342,476	12,744
			44,370
China (2.9%)
	Tencent Holdings Ltd.	313,146	24,069
	Yum China Holdings Inc.	308,118	15,227
	ANTA Sports Products Ltd.	1,080,600	10,795
			50,091
France (3.6%)
	Sanofi SA	135,411	12,773
	Accor SA	230,288	12,523
	Societe Generale SA	125,247	10,975
	Capgemini SE	66,399	10,317
	Engie SA	342,499	10,226
	Airbus SE	26,363	6,036
			62,850
Germany (1.0%)
	Merck KGaA	71,272	10,619
	CTS Eventim AG & Co. KGaA	79,299	6,664
			17,283
Hong Kong (2.2%)
	AIA Group Ltd.	1,938,800	22,369
	Techtronic Industries Co. Ltd.	1,130,439	15,432
			37,801
India (1.4%)
	HDFC Bank Ltd. ADR	497,763	16,118
*	MakeMyTrip Ltd.	124,991	7,797
			23,915
Ireland (2.2%)
	Bank of Ireland Group plc	1,035,700	21,053
*	ICON plc	94,260	16,991
			38,044
Italy (1.6%)
	FinecoBank Banca Fineco SpA	1,027,885	27,249
Japan (8.1%)
	Tokyo Electron Ltd.	77,300	20,597
	Chiba Bank Ltd.	1,517,840	20,550
	Shin-Etsu Chemical Co. Ltd.	547,257	17,996
*	Rakuten Group Inc.	2,748,569	16,480
	MISUMI Group Inc.	965,000	15,952
	Japan Airlines Co. Ltd.	722,800	13,657
	FANUC Corp.	329,600	13,235
	East Japan Railway Co.	508,500	12,766
	Otsuka Holdings Co. Ltd.	142,800	8,549
			139,782
Mexico (0.8%)
	Wal-Mart de Mexico SAB de CV	4,252,500	13,495
Netherlands (2.6%)
	ASML Holding NV (Registered) ADR	31,724	45,143
Norway (0.4%)
	Equinor ASA ADR	266,363	7,152

		Shares	Market Value ($000)
Russia (0.0%)
*,1	Sberbank of Russia PJSC	37,200	—
Singapore (1.4%)
	DBS Group Holdings Ltd.	518,060	24,081
South Korea (1.1%)
	KT Corp. ADR	637,772	13,342
	SK Telecom Co. Ltd.	119,572	6,026
			19,368
Sweden (0.6%)
	Sandvik AB	278,661	11,003
Taiwan (4.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	107,448	35,518
	Airtac International Group	602,000	21,787
	MediaTek Inc.	357,000	19,803
			77,108
United Kingdom (5.5%)
	Haleon plc	5,462,074	28,566
	Unilever plc	386,743	26,310
	AstraZeneca plc	83,200	15,501
	ICG plc	549,820	13,682
	Smiths Group plc	332,482	11,418
			95,477
United States (55.3%)
*	Amazon.com Inc.	209,656	50,171
	Microsoft Corp.	98,260	42,280
	Alphabet Inc. Class A	91,161	30,813
	Accenture plc Class A	107,223	28,268
	KKR & Co. Inc.	227,886	26,038
	SLB Ltd.	526,691	25,481
	Merck & Co. Inc.	215,720	23,788
	Reliance Inc.	70,769	23,318
	Raymond James Financial Inc.	133,070	22,071
	Dick's Sporting Goods Inc.	107,257	21,666
	Northrop Grumman Corp.	29,683	20,548
	Sempra	234,825	20,432
	NXP Semiconductors NV	88,836	20,089
	Equinix Inc.	23,919	19,636
	Tyson Foods Inc. Class A	294,372	19,231
	Walt Disney Co.	168,211	18,974
	PACCAR Inc.	152,513	18,745
	Emerson Electric Co.	124,555	18,305
	Deere & Co.	34,348	18,136
	Valero Energy Corp.	99,168	17,992
	Prologis Inc.	137,319	17,928
*	CACI International Inc. Class A	28,397	17,623
*	Airbnb Inc. Class A	133,975	17,332
	Agilent Technologies Inc.	121,194	16,222
*	Dynatrace Inc.	424,476	16,168
	TransUnion	203,657	16,093
*	EchoStar Corp. Class A	140,660	15,926
	Morgan Stanley	85,388	15,609
	TPG Inc. Class A	245,040	14,435
	T-Mobile US Inc.	70,981	13,998
	Tradeweb Markets Inc. Class A	132,221	13,628
	Roper Technologies Inc.	36,535	13,563
	M&T Bank Corp.	57,744	12,794
	Morningstar Inc.	63,271	12,787
*	Advanced Micro Devices Inc.	51,454	12,181
	Dover Corp.	60,365	12,163
	Becton Dickinson & Co.	58,835	11,972
	NIKE Inc. Class B	189,955	11,741
	Ally Financial Inc.	277,651	11,739
*	Cooper Cos. Inc.	143,500	11,678
	Williams Cos. Inc.	171,477	11,534
*	Neurocrine Biosciences Inc.	78,321	10,656

			Shares	Market Value ($000)
		UnitedHealth Group Inc.	36,667	10,521
		Freeport-McMoRan Inc.	172,589	10,395
		UDR Inc.	279,080	10,368
		Broadcom Inc.	30,937	10,250
*		Synopsys Inc.	21,881	10,177
*		Charles River Laboratories International Inc.	47,648	10,029
		PPG Industries Inc.	86,692	10,024
		Constellation Brands Inc. Class A	61,282	9,603
		Keurig Dr Pepper Inc.	344,658	9,458
		Cardinal Health Inc.	41,762	8,974
		Everest Group Ltd.	26,181	8,673
		Hyatt Hotels Corp. Class A	53,506	8,367
*		Flutter Entertainment plc	48,969	8,087
*		Lululemon Athletica Inc.	42,710	7,453
*		MACOM Technology Solutions Holdings Inc.	32,928	7,213
		MetLife Inc.	84,612	6,674
		Booz Allen Hamilton Holding Corp.	75,111	6,641
*		Builders FirstSource Inc.	56,454	6,458
*		Nutanix Inc. Class A	146,042	5,744
				958,861
Total Common Stocks (Cost $1,453,872)				1,715,183
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2]	Vanguard Market Liquidity Fund (Cost $12,718)	3.704%	127,182	12,718
Total Investments (99.7%) (Cost $1,466,590)				1,727,901
Other Assets and Liabilities—Net (0.3%)				5,783
Net Assets (100%)				1,733,684
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,016,726	—	—	1,016,726
Common Stocks—Other	179,398	519,059	—	698,457
Temporary Cash Investments	12,718	—	—	12,718
Total	1,208,842	519,059	—	1,727,901